Summary of Significant Accounting Principles - Schedule of Anti-Dilutive Securities (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Stock Options | Restricted Stock Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of diluted weighted average shares outstanding	12,550	3,996
Warrant
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of diluted weighted average shares outstanding	2,849,559	37,176